Schedule of Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Balance	$ 4,504,177	$ 897,542
Acquisition of SWC		3,714,027
Acquisition of Skytech	44,197,000	790,150
Impariment charge- FHVH		(897,542)
Acquisition of Skytech	46,985,000
Balance	$ 95,686,177	$ 4,504,177	897,542
Acquisition of FHVH			$ 897,542